BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
NOTE 4 - BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
4.1 - Declaration of compliance
The financial statements have been prepared in accordance with the IFRS Accounting Standards as issued by the International Accounting Standards Board and show all the relevant information specific to the financial statement, which is consistent with that used by management in its management.
4.2 - Basis of preparation and measurement
The preparation of the financial statements requires the use of certain critical accounting estimates and the exercise of judgment by management in the process of applying the Company’s accounting practices, which are presented in the respective explanatory notes that address the topics of their application. Those transactions, disclosures or balances that require a higher level of judgment, which are more complex and for which assumptions and estimates are significant, are listed in note 5 and are detailed in the respective explanatory notes.
The financial statements were prepared based on historical cost, except for certain financial instruments measured at fair value and the assets held for sale which are measured at the lower value between accounting value and fair value less the cost to sell.
The comparative balances for 2024 and 2023 of "Other revenue and expenditure" line item in the consolidated statement of income was reclassified and it is now presented before the subtotal of "OPERATING PROFIT BEFORE FINANCIAL RESULT", to align with the current presentation.
4.3 – Functional currency and presentation of financial statements
These financial statements are presented in Reais, which is AXIA Energia’ functional currency. The financial statements are presented in thousands of Reais (BRL), rounded up to the next number, except when indicated otherwise.
4.4 – Main accounting policies
The main accounting policies applied in the preparation of these financial statements are presented in the respective explanatory notes. These policies have been applied consistently in all the years presented.
4.4.1 - The adoption of new standards and current interpretations
The amendments below IFRS standards made by the IASB that are effective for the financial year beginning in 2025 had no impact on the Company’s financial statements:

Revised standard	Change	Applicable as of
IAS 21: The Effects of Changes in Foreign Exchange Rates	Lack of convertibility.	01/01/2025, retrospective application
4.4.2 - New standards and non-current interpretations

Revised standard	Change	Applicable as of
IFRS 7: Financial instruments: Disclosures	The amendments establish disclosure requirements relating to: (i) equity investments measured at fair value through other comprehensive income, and (ii) financial instruments with contingent characteristics that do not directly relate to loans.	01/01/2026, retrospective application
IFRS 9: Financial Instruments	The amendments establish requirements relating to: (i) settlement of financial liabilities through an electronic payment system; and (ii) assessing the contractual characteristics of the cash flow of financial assets.	01/01/2026, retrospective application
IFRS 9: Financial Instruments and IFRS 7: Financial Instruments: Disclosures	Classification and measurement of financial instruments and Contracts that have energy as a reference and whose generation depends on nature.	01/01/2026, retrospective application
IFRS 18: Presentation and disclosures of financial statements	IFRS 18 introduces three defined categories for revenues and expenses – operating, investing and financing – related to the structure of the income statement and requires entities to provide new subtotals. IFRS 18 also requires companies to disclose explanations of performance measures defined by management.	01/01/2027, retrospective application
IFRS 19: Subsidiaries without Public Accountability: Disclosures	Establishes reduced disclosure requirements for subsidiaries without public accountability, allowing full application of IFRS with simplified note disclosures.	01/01/2027, retrospective application
The application of IFRS 18 will impact the presentation of the income statement and, to a lesser extent, the balance sheet, the statement of cash flows and the explanatory notes. The Company is evaluating the impacts of this standard on future financial disclosures.
For the remaining standards, amendments and interpretations that are not yet effective or that become applicable after fiscal year 2025, the Company does not expect significant impacts on its financial statements.
4.5 - Basis of consolidation and investments in subsidiaries, jointly controlled and associated companies
In the consolidated financial statements, the balances of assets, liabilities, results and cash flows of subsidiaries are fully consolidated and presented according to their nature. The consolidation of subsidiaries begins on the date the Company obtains control and ceases when the Company no longer has control.
When necessary, the financial statements of the subsidiaries, jointly controlled and associated companies are adjusted to adapt their accounting policies to those adopted by the Company.
Subsidiaries, jointly controlled companies and associates are substantially domiciled in Brazil.
a)Subsidiaries
An investor controls an investee when it is exposed to, or has rights to, variable returns arising from its involvement with the investee and has the ability to affect those returns through its power over the investee.
The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions, balances, revenues, costs and expenses are eliminated in full upon consolidation.

	12/31/2025		12/31/2024
	Participation (%)		Participation (%)
	Direct	Indirect	Direct	Indirect
Subsidiaries
AXIA Energia Nordeste	100.00	—	100.00	—
Nova Era Solar Enki S.A.	—	99.99	—	99.97
AXIA Energia Norte	100.00	—	100.00	—
Nova Era Catarina Transmissora S.A.	—	100.00	—	100.00
Nova Era Ceará Transmissora S.A.	—	100.00	—	100.00
Nova Era Integração Transmissora S.A.	—	100.00	—	100.00
Nova Era Teresina Transmissora S.A.	—	100.00	—	100.00
Teles Pires Participações S.A.¹	—	100.00	—	100.00
Companhia Hidrelétrica Teles Pires S.A.	—	100.00	—	100.00
AXIA Energia Sul	100.00	—	100.00	—
AXIA Energia Transmissora Carnaúba S.A.	—	100.00	—	—
AXIA Energia Transmissora Nova Ponte S.A.	—	100.00	—	—
AXIA Energia Transmissora Paracatu S.A.	—	100.00	—	—
AXIA Energia Transmissora Seridó S.A.	—	100.00	—	—
Eólica Ibirapuitã S.A.	—	100.00	—	—
Baguari Energia S.A.	100.00	—	100.00	—
Baguari I Geração de Energia S.A.	—	100.00	—	100.00
Brasil Ventos Energia S.A.	100.00	—	100.00	—
Energia dos Ventos V S.A.	—	100.00	—	100.00
Energia dos Ventos VI S.A.	—	100.00	—	100.00
Energia dos Ventos VII S.A.	—	100.00	—	100.00
Energia dos Ventos VIII S.A.	—	100.00	—	100.00
Energia dos Ventos IX S.A.	—	100.00	—	100.00
Itaguaçu da Bahia Energias Renováveis S.A.	—	98.00	—	98.00
Eletrobras Participações S.A. – Eletropar²	—	—	83.71	—
Eletronet S.A.³	100.00	—	—	—
Madeira Energia S.A.	99.74	—	99.74	—
Santo Antônio Energia S.A.	—	99.74	—	99.74
Retiro Baixo Energética S.A.	100.00	—	100.00	—
SPE Nova Era Janapu Transmissora S.A.	100.00	—	100.00	—
Triângulo Mineiro Transmissora S.A.	100.00	—	100.00	—
Vale do São Bartolomeu Transmissora de Energia S.A.	100.00	—	90.00	—

Joint operations
Consórcio Energético Cruzeiro do Sul⁴	—	—	—	49.00
Consórcio UHE Baguari	—	100.00	—	100.00
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¹ AXIA Energia holds 100% control on a consolidated basis, considering the participation of other group companies.
² Merged into AXIA Energia in the 2nd quarter of 2025.
³ In April 2025, the Company acquired control of Eletronet (see Note 16). Subsequently, in September 2025, Eletronet merged with Eletronet Participações S.A.
⁴ The disposal was completed in the 2nd quarter of 2025.